Note 10 - Other Long-Term Assets (Details) (USD $)	3 Months Ended	12 Months Ended			12 Months Ended						1 Months Ended				3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2013	Oct. 31, 2012		Oct. 31, 2013 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2012 Financial Instrument Pledged As Collateral on Long-Term Debt [Member]	Oct. 31, 2013 Includes Receivable Portion on Security [Member]	Oct. 31, 2012 Includes Receivable Portion on Security [Member]	Oct. 31, 2013 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Oct. 31, 2012 Portion of Financial Instrument Pledged as Security on Long-Term Debt Included in Notes Receivable [Member]	Jan. 30, 2013 Reduction in Face Value - Originally Due in 2015 [Member] Celerion, Inc. [Member]	Jan. 30, 2013 Reduction in Carrying Value [Member] Celerion, Inc. [Member]	Jan. 30, 2013 Celerion, Inc. [Member]	Mar. 31, 2010 Celerion, Inc. [Member]	Jan. 31, 2013 Celerion, Inc. [Member]	Oct. 31, 2012 Celerion, Inc. [Member]	Oct. 31, 2013 Celerion, Inc. [Member]	Mar. 05, 2010 Celerion, Inc. [Member]	Oct. 31, 2013 Canadian Government Loan [Member]
Note 10 - Other Long-Term Assets (Details) [Line Items]
Debt Instrument, Interest Rate, Effective Percentage																			7.02%
Debt Instrument, Maturity Term					15 years
Held-to-maturity Securities Pledged as Collateral		$ 36,370,000 [1]	$ 38,989,000	[1]			$ 40,300,000	$ 43,000,000
Notes, Loans and Financing Receivable, Net, Current		3,836,000	4,004,000						3,900,000	4,000,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value					43,800,000	49,100,000
Notes, Loans and Financing Receivable, Net, Noncurrent																14,200,000	7,700,000	25,000,000
Term of Note Receivable																		5 years
Note Receivable, Interest Rate, Stated Percentage																		4.00%
IncrementalIncreaseToNoteReceivableMaximum														1,800,000
Proceeds from Collection of Notes Receivable													7,300,000		7,300,000	6,500,000
Increase (Decrease) in Notes Receivables	9,000,000										9,000,000	7,500,000				8,900,000
Loss on Note Receivable Due to Write Down		2,400,000											200,000		2,400,000
Notes Receivable, Fair Value Disclosure																	7,700,000
Interest Receivable																	2,200,000
Notes, Loans and Financing Receivable, Gross, Noncurrent																	$ 8,200,000
EffectiveInterestRateForSecuredCashFlowsOnNoteReceivable																	8.00%
EffectiveInterestRateForUnsecuredCashFlowsOnNoteReceivable																	28.00%

[1]	Financial instrument pledged as security on long-term debtThe financial instrument pledged as security on long-term debt is classified as held to maturity and is not readily tradable as it defeases the long-term debt due to the Government of Canada related to the construction of the MAPLE Facilities (Note 13). The effective annual interest rate is 7.02% and it is repayable semi-annually over 15 years commencing October 2, 2000. The carrying value as of October 31, 2013 is $40.3 million (October 31, 2012 - $43.0 million), of which $3.9 million (October 31, 2012 - $4.0 million) is included in notes receivable in the consolidated statements of financial position. As of October 31, 2013, the fair value is $43.8 million (October 31, 2012 - $49.1 million), which has been determined using a discounted cash flow model, in which future cash flows are discounted to present value using the current market borrowing rate pertaining to the remaining life of the receivable.